Risk and Capital Management (Details 15) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Risk weighted assets	R$ 1,379,056	R$ 1,215,019
Market risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	43,189	43,179
Market risk [member] | Standardised Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	52,643	52,299
Market risk [member] | Internal Model Approach [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	28,471	18,871
Operational Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	112,827	103,094
Amounts Below The Thresholds For Deduction [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	55,567	49,472
Credit Risk Excluding Counterparty Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	1,108,011	976,915
Credit Risk Standardised Approach Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	1,038,238	924,518
Credit Risk Advanced Internal Rating Based Approach Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	69,773
Counterparty Credit Risk [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	52,397	44,837
Counterparty Credit Risk [Member] | Credit risk [member] | Credit Risk Excluding Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	30,804	35,148
Counterparty Credit Risk [Member] | Credit risk [member] | Other Counterparty Credit Risk [Member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	22,259	9,689
Equity Investments In Funds Look Through Approach [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	8,545	4,667
Equity Investments In Funds Mandate Based Approach [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets		5,871
Equity Investment In Funds Fall Back Approach [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	716	1,543
Securitisation Exposures In Banking Book [Member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Risk weighted assets	R$ 9,242	R$ 4,141